Debt - Summary of Changes in Consolidated Debt (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Debt issue related costs	$ 733,065	$ 637,892
Expense related to debt issuance cost	(43,000)	(539,553)
Amortized cost	(117,178)	346,657
Financed public works contracts
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
At the beginning of the year	1,531,298,090	1,978,772,255
Loans obtained - financing institutions	337,891,816	482,723,731
Debt payments	(480,609,388)	(494,440,865)
Accrued interest	69,248,435	81,295,785
Interest (paid)	(67,326,919)	(80,348,383)
Foreign exchange	(37,342,585)	(101,650,766)
At the end of the period	$ 1,353,159,449	$ 1,866,351,757